Share-Based Compensation - Summary of Company's Nonvested Share Awards (RSUs) Activity (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	563
Granted (in shares)	395
Vested (in shares)	(216)
Forfeited (in shares)	(65)
Ending balance (in shares)	677	563
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value (in dollars per share)	$ 95	$ 91
Granted, weighted-average grant date fair value (in dollars per share)	100
Vested, weighted-average grant date fair value (in dollars per share)	94
Forfeited, weighted-average grant date fair value (in dollars per share)	$ 94